UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Time charter revenues		$ 91,010	$ 101,587	$ 180,566	$ 189,277
Time charter revenues from related parties	[1]	14,705	0	24,995	0
Total operating revenues		105,715	101,587	205,561	189,277
Vessel operating expenses	[2]	17,214	16,697	32,860	30,328
Voyage and commission expenses		2,160	1,534	3,471	2,723
Administrative expenses	[2]	1,496	1,337	3,041	2,786
Depreciation and amortization		22,574	19,895	45,174	37,543
Total operating expenses		43,444	39,463	84,546	73,380
Operating income		62,271	62,124	121,015	115,897
Financial income (expenses)
Interest income		296	277	561	577
Interest expense	[2]	(14,080)	(11,291)	(26,814)	(21,172)
Other financial items		(1,468)	(7,995)	(11,838)	(14,199)
Net financial expenses		(15,252)	(19,009)	(38,091)	(34,794)
Income before tax		47,019	43,115	82,924	81,103
Income taxes		(3,417)	(2,588)	(5,585)	(5,392)
Net income		43,602	40,527	77,339	75,711
Less: Net income attributable to non-controlling interests		(2,574)	(2,766)	(5,053)	(5,209)
Net income attributable to Golar LNG Partners LP Owners		$ 41,028	$ 37,761	$ 72,286	$ 70,502
Earnings per unit
Common unit (basic and diluted) (in dollars per share)		$ 0.61	$ 0.57	$ 1.08	$ 1.08
Cash distributions declared and paid per unit in the period (in dollars per share)		$ 0.58	$ 0.52	$ 1.16	$ 1.05

[1]	Time charter revenues from related parties - This consists of revenue from the charters of the Golar Eskimo and the Golar Grand. In February 2015 we exercised our option requiring Golar to charter in the Golar Grand for the period from February 16, 2015 until October 31, 2017 at approximately 75% of the hire rate that would have been payable by the charterer. Pursuant to an agreement with Golar relating to Golar Eskimo, we have received an amount of $12.8 million for Golar to use the vessel for the period from January 20, 2015 to June 30, 2015.
[2]	This includes amounts arising from transactions with related parties (see note 11).